Average Annual Total Returns		12 Months Ended	27 Months Ended	31 Months Ended
	Mar. 17, 2025	Dec. 31, 2023	Mar. 17, 2025	Mar. 17, 2025
GraniteShares 1.25x Long TSLA Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date	Aug. 08, 2022
GraniteShares 1.25x Long TSLA Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		112.48%		(23.31%)
GraniteShares 1.25x Long TSLA Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		81.11%		(31.60%)
GraniteShares 1.25x Long TSLA Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		67.82%		(20.53%)
GraniteShares 1.25x Long TSLA Daily ETF [Default Label] | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%		12.57%
GraniteShares 2x Long NVDA Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long NVDA Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		430.56%	272.53%
GraniteShares 2x Long NVDA Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		408.56%	257.83%
GraniteShares 2x Long NVDA Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		254.87%	202.89%
GraniteShares 2x Long NVDA Daily ETF [Default Label] | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	20.45%
GraniteShares 2x Long COIN Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date	Aug. 08, 2022
GraniteShares 2x Long COIN Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		643.33%		24.57%
GraniteShares 2x Long COIN Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		643.33%		24.57%
GraniteShares 2x Long COIN Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		380.85%		18.91%
GraniteShares 2x Long COIN Daily ETF [Default Label] | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%		12.57%
GraniteShares 2x Long BABA Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long BABA Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(33.94%)	(34.94%)
GraniteShares 2x Long BABA Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(33.94%)	(34.94%)
GraniteShares 2x Long BABA Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(20.09%)	(26.55%)
GraniteShares 2x Long BABA Daily ETF [Default Label] | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.26%	20.45%
GraniteShares 2x Long META Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date	Dec. 12, 2022
GraniteShares 2x Long META Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		339.22%	333.33%
GraniteShares 2x Long META Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		278.91%	276.56%
GraniteShares 2x Long META Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		201.44%	232.37%
GraniteShares 2x Long META Daily ETF [Default Label] | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	20.45%
GraniteShares 2x Long AAPL Daily ETF [Default Label]
Prospectus [Line Items]
Performance Inception Date	Aug. 08, 2022
GraniteShares 2x Long AAPL Daily ETF [Default Label] | Return Before Taxes [Member]
Prospectus [Line Items]
Average Annual Return, Percent		76.68%		6.33%
GraniteShares 2x Long AAPL Daily ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		65.36%		1.40%
GraniteShares 2x Long AAPL Daily ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		45.44%		2.80%
GraniteShares 2x Long AAPL Daily ETF [Default Label] | S And P 500 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		29.26%		12.57%